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           Letterhead of The American Franklin Life Insurance Company
                               #1 Franklin Square
                           Springfield, Illinois 62713
                                 (217) 528-2011


                                   May 5, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            RE: Separate Account VA-1 of The American Franklin Life Insurance Company (1933 Act Registration No. 333-10489; 1940 Act Registration No. 811-7781)

Ladies and Gentlemen:

         On behalf of Separate Account VA-1 of The American Franklin Life Insurance Company, a registered investment company (the "Fund"), and in lieu of filing the Fund's Prospectus and Statement of Additional Information under Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-4, which was filed electronically with the Securities and Exchange Commission on April 30, 1999.

         If you have any questions about this filing, please contact the undersigned at (800) 528-2011, extension 2759.

                            Yours truly,

                            /s/ Elizabeth E. Arthur

                            Elizabeth E. Arthur
                            Associate General Counsel

VIA EDGAR